INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Accrued expenses	$ 46,004	$ 16,965
Impairment loss from equity investments	134,304
Deductible advertising expenses	429,228	522,076
Net operating loss carryforwards	16,926,698	8,738,089
Trading losses		78,500
Less: valuation allowance	(4,888,240)	(2,931,196)
Less: changes in fair value of investment	(86,533)	(87,619)
Deferred tax assets	12,561,461	6,336,815
Deferred tax liabilities
Acquired intangible assets	1,449,000
Net operating loss carryforwards	70,615,285	42,118,357
Valuation allowance for Operating loss carryforwards	$ 23,654,338	$ 14,729,491